Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 57	$ 83
Unpaid Principal Balance	57	83
Specific Allowance	0	0
Average Investment in Impaired Loans	59	90
Interest Income Recognized	3	12
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	809	619
Unpaid Principal Balance	809	727
Specific Allowance	85	73
Average Investment in Impaired Loans	851	1,027
Interest Income Recognized	18	27
Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	93	306
Unpaid Principal Balance	93	306
Specific Allowance	0	0
Average Investment in Impaired Loans	99	312
Interest Income Recognized	4	3
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	559	598
Unpaid Principal Balance	559	706
Specific Allowance	0	0
Average Investment in Impaired Loans	602	1,037
Interest Income Recognized	24	21
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	57	83
Unpaid Principal Balance	57	83
Specific Allowance	0	0
Average Investment in Impaired Loans	59	90
Interest Income Recognized	2	5
Loans without a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	409	209
Unpaid Principal Balance	409	317
Specific Allowance	0	0
Average Investment in Impaired Loans	444	635
Interest Income Recognized	18	13
Loans without a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	93	306
Unpaid Principal Balance	93	306
Specific Allowance	0	0
Average Investment in Impaired Loans	99	312
Interest Income Recognized	4	3
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	400	410
Unpaid Principal Balance	400	410
Specific Allowance	85	73
Average Investment in Impaired Loans	407	392
Interest Income Recognized	1	21
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	0	0
Interest Income Recognized	1	7
Loans with a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	400	410
Unpaid Principal Balance	400	410
Specific Allowance	85	73
Average Investment in Impaired Loans	407	392
Interest Income Recognized	0	14
Loans with a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	0	0
Interest Income Recognized	$ 0	$ 0